Benefit Plans And Obligations For Termination Indemnity (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Benefit Plans And Obligations For Termination Indemnity [Abstract]
Defined benefit plans, general information
Participation in ESA's qualified defined benefit plans was frozen as of January 1, 2010 for non-represented employees. Current participants will continue to accrue benefits; however no new non-represented employees will be allowed to enter the plan.

b)
Telefunken Radio Communication Systems GmbH & Co. ("Telefunken"), a wholly-owned German subsidiary, has mainly one defined benefit pension plan (the "P3-plan") which covers all employees. The P3-plan provides for yearly cash balance credits equal to a percentage of a participant's compensation, which accumulate together with the respective interest credits on the employee's cash balance accounts. In case of an insured event (retirement, death or disability) the benefits can be paid as a lump sum, in installments or as a life-long annuity. The P3-plan is an unfunded plan.

c)	A wholly-owned European subsidiary in Belgium has a defined benefit pension plan, which is divided into two categories:
1)
Normal retirement benefit plan, with eligibility at age 65. The lump sum is based on employee contributions of 2% of the final pensionable salary up to a certain breakpoint, plus 6% exceeding the breakpoint at a maximum of 5% of pensionable salary, and the employer contributions, with a maximum of 40 years. The vested benefit is equal to the retirement benefit calculated with the pensionable salary and pensionable service observed at the date of leaving service.

2)	Pre-retirement death benefit to employees.

Expected benefit payments, 2012	$ 3,470
Expected benefit payments, 2013	4,085
Expected benefit payments, 2014	4,620
Expected benefit payments, 2015	5,216
Expected benefit payments, 2016	5,833
Total expense	4,436	3,896	3,577
Salary and bonus defer percentage under the plan	100.00%
ESA offers, maximum percentage	10.00%
Participant contributions transferred into the plan	441
ESA contribution to the plan	100
Cash surrender value of the life insurance policies	3,566
Total liability	3,401
Plan assets of life insurance policies, cash surrender	1,861
Related liability, pension payments	$ 2,731